Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Recent Accounting Pronouncements
Recent Accounting Pronouncements

(3) Recent Accounting Pronouncements

        In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under GAAP with those prepared under IFRS. On January 31, 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions. Both standards are effective for interim and annual periods beginning January 1, 2013 and are to be applied retrospectively. The Partnership adopted these standards as of January 1, 2013. The adoption of these standards expanded the Partnership's condensed consolidated and combined financial statement footnote disclosures.